Schedule of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
Ming Shing Group Holdings Limited [Member]
Date of incorporation	Aug. 02, 2022
Place of incorporation	Cayman Islands
Effective ownership, description	Parent
Principal activities	Investment holding
MS (HK) Construction Engineering Limited (“MSC”) [Member]
Date of incorporation	Aug. 17, 2022
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%
MS (HK) Engineering Limited (“MSHK”) [Member]
Date of incorporation	Oct. 12, 2012
Place of incorporation	Hong Kong
Principal activities	Provision of wet trades works
Percentage of effective ownership	100.00%
MS Engineering Co., Limited (“MSE”) [Member]
Date of incorporation	Mar. 27, 2019
Place of incorporation	Hong Kong
Principal activities	Provision of wet trades works
Percentage of effective ownership	100.00%
Lead Benefit International Limited [Member]
Date of incorporation	Dec. 09, 2024
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%
Lead Benefit (HK) Limited [Member]
Date of incorporation	Dec. 23, 2024
Place of incorporation	Hong Kong
Principal activities	Development and investment of the Bitcoin network
Percentage of effective ownership	100.00%